Share-based Compensation - Schedule of options fair value assumptions (Details) - 2019 Plan - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Exercise price (USD)	$ 0.10	$ 0.10	$ 0.10
Fair value of the ordinary shares on the date of option grant (USD)	$ 1.71	$ 0.99	$ 0.75
Expected term (in years)	10 years	10 years	10 years
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value of the ordinary shares on the date of option grant (USD)	$ 1.35	$ 0.90	$ 0.77
Risk-free interest rate	0.69%	1.98%	3.69%
Expected volatility	45.00%	47.00%	50.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value of the ordinary shares on the date of option grant (USD)	$ 1.90	$ 1.45	$ 0.89
Risk-free interest rate	1.92%	3.17%	3.92%
Expected volatility	46.00%	48.00%	51.00%